Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 03, 2025	Sep. 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
KNOT Shuttle Tankers 20 AS
Related Party Transaction
Cash payment received relating to difference between the prices of transactions		$ 1,100
KNOT Shuttle Tankers 20 AS | Tuva Knutsen
Related Party Transaction
Purchase price	$ 100,000	97,500
Outstanding indebtedness	73,400	69,000
Capitalized fees	300	400
KNOT Shuttle Tankers 20 AS | Dan Cisne
Related Party Transaction
Sale price		30,000
Related Party | KOAS
Related Party Transaction
Margin rate on administration cost			5.00%
Related Party | Equipment purchased | Bodil Knutsen ballast water treatment system installed
Related Party Transaction
Amount of parts purchased				$ 70	$ 580
KNOT Shuttle Tankers AS
Related Party Transaction
Percentage of voyage commission earned				1.25%	1.25%
TSSI
Related Party Transaction
Percentage ownership in joint venture			50.00%
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture			50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture			50.00%
KNOT | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired			100.00%
KNOT | KNOT Management
Related Party Transaction
Ownership percentage acquired			100.00%
KNOT
Related Party Transaction
Cash payment received relating to difference between the prices of transactions	1,200
KNOT | Dan Cisne | KNOT Shuttle Tankers 20 AS
Related Party Transaction
Sale price	$ 25,750	$ 30,000